Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2014	$ 4,777	$ 35,318	$ 60,873	$ 960	$ (15,712)	$ 86,216
Net income			8,574			8,574
Other comprehensive income (loss), net				(655)		(655)
Cash dividends			(3,665)			(3,665)
Common stock issued to ESOP
Balance at Dec. 31, 2015	4,777	35,318	65,782	305	(15,712)	90,470
Net income			6,920			6,920
Other comprehensive income (loss), net				(1,296)		(1,296)
Cash dividends			(3,585)			(3,585)
Common stock issued to ESOP	25	550				575
Acquisition – Milton Bancorp, Inc. 523,518 shares	524	10,920				11,444
Balance at Dec. 31, 2016	5,326	46,788	69,117	(991)	(15,712)	104,528
Net income			7,509			7,509
Other comprehensive income (loss), net				113		113
Cash dividends			(3,932)			(3,932)
Common stock issued to ESOP	15	413				428
Common stock issued through dividend reinvestment, 21,383 shares	21	694				715
Balance at Dec. 31, 2017	$ 5,362	$ 47,895	$ 72,694	$ (878)	$ (15,712)	$ 109,361